FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2020
FAIR VALUE MEASUREMENTS
Summary of assets that are measured at fair value on a recurring basis

		September 30,
Description	Level	2020
Assets:
Marketable securities held in Trust Account	1	$58,669,831